INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, Wisconsin 53233

October 1, 2019

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File No. 333-122901

on behalf of the Vaughan Nelson Emerging Markets Opportunities Fund (formerly, Advisory Research Emerging Markets Opportunities Fund) and Vaughan Nelson International Small Cap Fund (formerly, Advisory Research International Small Cap Value Fund) (together, the “Funds”)

Dear Sir or Madam:

The Trust is filing Post-Effective Amendment No. 1038 to its Registration Statement under Rule 485(a) for the purposes of (i) changing the name of the Advisory Research Emerging Markets Opportunities Fund to Vaughan Nelson Emerging Markets Opportunities Fund, (ii) changing the name of the Advisory Research International Small Cap Value Fund to Vaughan Nelson International Small Cap Fund, (ii) re-designating the Funds’ classes, (iii) making changes to the Funds’ principal investment strategies and risks, and (iv) changing the Funds’ investment adviser and distributor.

Please direct your comments to the undersigned at (626) 385-5777. Thank you.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary